Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024	$ 1,051
2025	820
2026	851
2027	879
2028	778
2029 and thereafter	3,862
Total operating lease payments	8,241
Less: imputed interest	3,335
Present value of lease liabilities	$ 4,906	$ 1,138